CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2013
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES

11.            CONVERTIBLE SENIOR NOTES

On July 23, 2008, the Company issued $138 million of 4% Convertible Senior Notes (the “Notes”). The Notes mature on July 15, 2013 and bear interest at a rate of 4.00% per annum, payable in arrears semi-annually on January 15 and July 15, beginning January 15, 2009 and has been fully paid off as of July 15, 2013.

Conversion. The initial conversion rate is 59.0318 ADSs per $1,000 initial principal amount, which represents an initial conversion price of approximately $16.94 per American Depository Share (“ADS”). The Notes are convertible at any time prior to maturity. The conversion rate is subject to change for certain anti-dilution events and upon a change in control (“a Fundamental Change”). If the holders elect to convert the Notes upon a Fundamental Change, the conversion rate will increase by a number of additional shares as determined by reference to an adjustment schedule based on the date on which the change in control becomes effective and the price paid per ADS in the transaction (referred to as the “Fundamental Change Make-Whole Premium”). However, the conversion rate, including any additional ADSs added to the conversion rate in connection with a Fundamental Change, will not exceed 71.4286 ADSs (which is equal to a conversion price of $14.00 per ADS).

Redemption. The holders may require the Company to repurchase all or portion of the Notes for cash on July 15, 2011, or upon a Fundamental Change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest. In the event of default, as defined in the agreement, the holders of 25% or more of the Notes may immediately require the Company to redeem the Notes and associated interest. In August 2011, Notes with an aggregate principal amount of $320,000 were redeemed and the July 15, 2011 redemption right of the remaining Notes expired.

Proceeds to the Company were $132,392,740, net of issuance costs of $5,607,260, which were amortized over the period from July 23, 2008, the date of issuance, to July 15, 2011, the earliest redemption date, using the effective interest method. Amortization expense for the years ended December 31, 2011, 2012 and 2013 was $2,101,948, nil and nil, respectively.

Share Lending Agreement. Concurrent with the offering of the Notes, the Company issued 8,146,388 ADSs at a price equal to par, or $0.0005 per ADS (the “Loaned Shares”), to one of the underwriters of the Notes (“Underwriter”). The purpose of the Loaned Shares is facilitating privately negotiated transactions in which the ultimate holder of the Notes (the “ADS Borrower”) may elect to hedge their investment in the Notes.

The Loaned Shares must be returned to the Company by the earliest of (a) the maturity date of the Notes, July 15, 2013, (b) upon the Company’s election to terminate the Share Lending Agreement at any time after the later of (x) the date on which the entire principal amount of the Notes ceases to be outstanding, and (y) the date on which the entire principal amount of any additional convertible securities that the Company has in writing consented to permit the ADS Borrower to hedge under the Share Lending Agreement ceases to be outstanding, in each case, whether as a result of conversion, redemption, repurchase, cancellation or otherwise; and (c) the termination of the Share Lending Agreement. The Company is not required to make any payment to the Underwriter or ADS Borrower upon the return of the Loaned Shares. The Loaned Shares have been fully returned and cancelled at par value upon the redemption of convertible notes on July 15, 2013.

The Underwriter has agreed to post collateral, either in cash or other assets, having a market value equal to at least 100% of the market value of the Loaned Shares during the term of the Share Lending Agreement. The Company may notify the Underwriter if the fair value of such collateral is lower than the fair value of the Loaned Shares by more than $100,000. The Company has no right to sell or re-pledge the collateral. If the Underwriter is unable to return the Loaned Shares when required by the terms of the Share Lending Agreement, the Company may take delivery of the collateral equal to the fair value of the Loaned Shares.

The Underwriter is required to remit to the Company any dividends paid to the holders of the Loaned Shares. The Underwriter has agreed not to vote the Loaned Shares to the extent it is the shareholder of record. An ADS Borrower has the ability to vote without restriction.

The Company has accounted for the Share Lending Agreement at fair value and recognized it as an issuance cost associated with the convertible debt offering. As a result, additional debt issuance costs of $4.1 million were recorded on the issuance date with a corresponding increase to additional paid-in capital. The debt issuance costs are amortized over the life of the Notes using the effective interest method.

Although legally issued, the Company has not considered the Loaned Shares issued for accounting purposes. As a result, any cash collateral, to the extent posted by the ADS Borrower, is not considered attributable to the issuance of shares. To the extent cash collateral is posted, the Company will record the cash as an asset on its balance sheet with an offsetting liability recorded to reflect the collateral receipt as the proceeds of a borrowing. To the extent the ADS Borrower is in default under the Share Lending Agreement, non-cash collateral would likewise be recorded on the Company’s consolidated balance sheet. As of December 31, 2011, the ADS Borrower has posted non-cash collateral and the ADS Borrower is not in default.

Pursuant to the terms of the supplemental indenture, the Notes should be purchased by the Company on July 15, 2011 (the “Option Purchase Date”), at a purchase price, payable in cash, equal to one hundred percent (100%) of the principal amount of the Notes to be so purchased, plus accrued and unpaid interest, including any additional interest. Notes with an aggregate principal amount of $320,000 were redeemed prior to the expiration of the Option. Subsequent to the purchase, $137,680,000 principal amount of the Notes remain outstanding.

In 2012 and 2013, the Company repurchased $44,174,000 and $26,575,000 aggregate principle amount of the Notes in the open market for a total cash consideration of $39,082,576 and $26,292,375 respectively. Gain of $5,091,424 and $282,625 on the repurchase was recorded in other income in 2012 and 2013 respectively. On July 15, 2013, the Company redeemed remaining outstanding notes at principal amount of $57,007,000.